Shareholder Fees - XD Treasury Money Market Fund	Jan. 27, 2026 USD ($)
XD Treasury Money Market Fund Institutional
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0
XD Treasury Money Market Fund Investor
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0
XD Treasury Money Market Fund Select
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	[1]
Exchange Fee	$ 0	[1]

[1]	The Fund’s Select Class is not currently offered for sale. Other Expenses for this share class is based on estimated expenses for the current fiscal year.